Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Carrying value	$ 162,948	$ 157,035	$ 174,499
Debt securities
Disclosure of geographical areas [line items]
Carrying value	75,493	75,902
Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	34,519	32,677
Debt securities | U.S.
Disclosure of geographical areas [line items]
Carrying value	26,377	26,470
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	1,741	3,497
Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	12,856	13,258
FVTPL | Debt securities
Disclosure of geographical areas [line items]
Carrying value	61,180	59,357
FVTPL | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	30,180	26,613
FVTPL | Debt securities | U.S.
Disclosure of geographical areas [line items]
Carrying value	20,111	20,274
FVTPL | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	1,224	2,760
FVTPL | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	9,665	9,710
FVOCI | Debt securities
Disclosure of geographical areas [line items]
Carrying value	14,313	16,545
FVOCI | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	4,339	6,064
FVOCI | Debt securities | U.S.
Disclosure of geographical areas [line items]
Carrying value	6,266	6,196
FVOCI | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	517	737
FVOCI | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	$ 3,191	$ 3,548